SCHEDULE OF ERROR CORRECTIONS AND PRIOR PERIOD ADJUSTMENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-based compensation
Total stock-based compensation			$ 15,786	$ 8,684	$ 12,089	$ 35,123
Operating Expenses:
General, selling, and administrative	$ 8,032	$ 3,536	15,981	12,276	20,090	37,476
Research and development	5,872	2,610	9,086	6,488	16,781	23,668
Total operating expenses	13,904	6,146	25,067	18,764	36,871	61,144
Net income (loss)	(12,071)	$ (5,573)	(22,938)	$ (17,822)	(34,907)	(59,292)
Additional paid in capital						267,996
Accumulated deficit	$ (300,350)		$ (300,350)		$ (277,412)	$ (242,505)
Common Class A [Member]
Operating Expenses:
Continuing operating weighted average loss per share- basic					$ (1.52)	$ (2.68)
Continuing operating weighted average loss per share- diluted					(1.52)	(2.68)
Common Class B [Member]
Operating Expenses:
Continuing operating weighted average loss per share- basic					(1.52)	(2.68)
Continuing operating weighted average loss per share- diluted					$ (1.52)	$ (2.68)
Selling, General and Administrative Expenses [Member]
Stock-based compensation
Total stock-based compensation						$ 26,585
Operating Expenses:
General, selling, and administrative						37,476
Research and Development Expense [Member]
Stock-based compensation
Total stock-based compensation						8,538
Operating Expenses:
Research and development						23,668
Previously Reported [Member]
Stock-based compensation
Total stock-based compensation						30,437
Operating Expenses:
Total operating expenses						56,458
Net income (loss)						(54,606)
Additional paid in capital						263,310
Accumulated deficit						$ (237,819)
Previously Reported [Member] | Common Class A [Member]
Operating Expenses:
Continuing operating weighted average loss per share- basic						$ (2.47)
Continuing operating weighted average loss per share- diluted						(2.47)
Previously Reported [Member] | Common Class B [Member]
Operating Expenses:
Continuing operating weighted average loss per share- basic						(2.47)
Continuing operating weighted average loss per share- diluted						$ (2.47)
Previously Reported [Member] | Selling, General and Administrative Expenses [Member]
Stock-based compensation
Total stock-based compensation						$ 22,117
Operating Expenses:
General, selling, and administrative						33,008
Previously Reported [Member] | Research and Development Expense [Member]
Stock-based compensation
Total stock-based compensation						8,320
Operating Expenses:
Research and development						23,450
Revision of Prior Period, Adjustment [Member]
Stock-based compensation
Total stock-based compensation						4,686
Operating Expenses:
Total operating expenses						4,686
Net income (loss)						(4,686)
Additional paid in capital						4,686
Accumulated deficit						$ (4,686)
Revision of Prior Period, Adjustment [Member] | Common Class A [Member]
Operating Expenses:
Continuing operating weighted average loss per share- basic						$ (0.21)
Continuing operating weighted average loss per share- diluted						(0.21)
Revision of Prior Period, Adjustment [Member] | Common Class B [Member]
Operating Expenses:
Continuing operating weighted average loss per share- basic						(0.21)
Continuing operating weighted average loss per share- diluted						$ (0.21)
Revision of Prior Period, Adjustment [Member] | Selling, General and Administrative Expenses [Member]
Stock-based compensation
Total stock-based compensation						$ 4,468
Operating Expenses:
General, selling, and administrative						4,468
Revision of Prior Period, Adjustment [Member] | Research and Development Expense [Member]
Stock-based compensation
Total stock-based compensation						218
Operating Expenses:
Research and development						$ 218